Debt	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Debt
8. Debt
Debt outstanding consisted of the following (in millions):

		Predecessor
	Maturity Date	December 31, 2020
Term Loan	May 1, 2024	$634
Term Loan, Amended	October 31, 2026	1,976
Secured Senior Notes	June 1, 2025	300
Unsecured Senior Notes	June 1, 2025	1,230
$24m Revolving Credit Facility	May 1, 2022	—
$226m Revolving Credit Facility, Amended	October 31, 2024	—
Other	December 31, 2021	10

Total gross debt		4,150
Less: term loan and senior note financing fees and premium, net		(72)

Total debt, net		4,078
Less: current portion of long term debt, net		(37)

Total long term debt, net		$4,041

		Successor
	Maturity Date	December 31, 2021
Term Loan	May 1, 2024	$72
Term Loan, Amended	October 31, 2026	1,958
Term Loan, Third Incremental (1)	August 31, 2028	517
Secured Senior Notes	June 1, 2025	314
$294m Revolving Credit Facility, Amended	August 31, 2026	—
Other	June 30, 2022	7

Total debt, net		2,868
Less: current portion of long-term debt, net		(38)

Total long-term debt, net		$2,830

(1)	The net balance for the Third Incremental Term Loan includes unamortized debt issuance costs of $6 million.
Purchase Accounting
As part of purchase accounting for the Business Combination, the debt obligations assumed were recorded at fair value, under ASC 805, which resulted in an aggregate increase in the debt liability of $60 million. The fair value increase will be amortized over the respective terms of the debt obligations and recorded in Interest expense on the Consolidated Statements of Comprehensive Income (Loss) (See Note 4 “Acquisitions”).
Term Loan
In May 2017, the Company entered into a
7-year
Initial Term Loan. During November 2017 and November 2019, the Company entered into Incremental Term Loans under identical terms as the Initial Term Loan. In August 2020, the Company refinanced the Term Loan by paying down $270 million of principal using the proceeds from the August 2020 Unsecured Senior Notes issuance, extending the maturity date on $1,986 million of the balance to October 31, 2026, and adding an interest rate floor of 50 bps. As part of the consideration transferred in the Business Combination, $556 million of principal was repaid on the portion of the Term Loan that was not amended. In August 2021, the Company entered into a new Third Incremental Term Loan facility for $525 million that matures August 31, 2028.
Interest rates on the Term Loan borrowings are based on the London Interbank Offered Rate (“LIBOR”) subject to a 50 bps interest rate floor in respect of the Amended and Third Incremental Loans, plus a margin based on defined ratios; 275 or 300 bps for the Term Loan, 325 or 350 bps for the amended Term Loan, and 300 bps for the Third Incremental Term Loan. The Company used the
1-month
LIBOR rate for all periods presented. The Company is required to make principal payments at the end of each fiscal quarter based on defined terms in the agreement with the remaining principal balances due on the maturity dates. The first mandatory principal payment for the Third Incremental Term Loan was due December 31, 2021. During the Successor six months ended December 31, 2021 and the Predecessor six months ended June 30, 2021 and year ended December 31, 2020, the Company made total principal payments of $571 million, $13 million, and $298 million, respectively. The Company utilized swap agreements to fix a portion of the floating interest rates to May 2024 (see Note 13 “Derivative Financial Instruments”).
During the first quarter of 2022, the Company refinanced the Amended and Third Incremental Term Loans to update the Benchmark reference rate to Term Secured Overnight Financing Rate (“SOFR”) from LIBOR and to have identical maturity dates of August 31, 2028 and borrowing margins as the Third Incremental Term Loans.
Secured Senior Notes
During May 2020, the Company issued $300 million of Secured Senior Notes. These Secured Senior Notes have a maturity date of June 1, 2025 and accrue interest at a fixed rate of 5.75% per annum, payable semi-annually on June 1 and December 1 of each year, beginning on December 1, 2020.
Unsecured Senior Notes
In May 2017, the Company issued $500 million of Initial Unsecured Senior Notes. During November 2017, July 2019, and August 2020, the Company issued additional Unsecured Senior Notes under identical terms as the Initial Unsecured Senior Notes for $180 million, $280 million, and $270 million, respectively (collectively “Unsecured Senior Notes”). The Unsecured Senior Notes had a maturity date of June 1, 2025 and accrue interest at a fixed rate of 6.750% per annum, payable semi-annually on June 1 and December 1 of each year.
As part of the consideration transferred in the Business Combination, the Unsecured Senior Notes were fully redeemed.
Revolving Credit Facility
In May 2017, the Company entered into a
5-year
$250 million Revolver with a multi-bank syndicate with a maturity date of May 1, 2022. During August 2020, the Company extended the maturity date for $226 million of the Revolver to October 31, 2024. In August 2021, the Company replaced and refinanced the Revolvers with a $294 million Revolver with a maturity date of August 31, 2026. At December 31, 2021, $4 million of unused letters of credit related to various insurance policies and real estate leases were issued under the Revolver and there were no additional borrowings. The Company is required to make periodic payments for commitment fees and interest related to the Revolver and outstanding letters of credit. During the Successor six months ended December 31, 2021 and the Predecessor six months ended June 30, 2021 and the years ended December 31, 2020 and 2019 the Company made immaterial payments related to these fees.
As part of the acquisition of NGA HR during the Predecessor year ended December 31, 2019, the Company acquired a revolving credit facility of approximately $21 million secured on the accounts receivable balance of NGA HR. As of December 31, 2021, the outstanding borrowings under this facility were $7 million, which are reflected in Other in the table above. The facility matures on June 30, 2022, at which time any outstanding borrowings are repayable in full, with interest payable monthly. Interest is calculated based on an applicable reference rate plus a margin.
Financing Fees, Premiums and Interest Expense
The Company capitalized financing fees and premiums related to the Term Loan, Revolver and Secured Senior Notes issued. These financing fees and premiums were recorded as an offset to the aggregate debt balances and are being amortized over the respective loan terms.
The unamortized financing fees and premiums related to the $556 million payment of the Term Loan in July 2021 and the redemption of the Unsecured Senior Notes in July 2021, were written down as part of the purchase accounting for the Business Combination.
For the Successor six months ended December 30, 2021, a $2 million benefit was recorded, for the Predecessor six months ended June 30, 2021, and years ended December 31, 2020 and 2019, expenses of $8 million, $17 million and $17 million, respectively, were amortized and recorded in Interest expense in the Consolidated Statements of Comprehensive Income (Loss).
As part of the purchase accounting for the Business Combination, the unamortized financing fees related to the Revolver were written off. In August 2021, $1 million of fees associated with the refinanced Revolver were capitalized. As the Revolver has no outstanding balance as of December 31, 2021, the related $1 million of financing fees are recorded in Other assets and are being amortized on a straight-line basis over the term of the Revolver. The straight-line amortization is immaterial each year. Amortization for all periods was recorded in Interest expense in the Consolidated Statements of Comprehensive Income (Loss). As of December 31, 2021, an immaterial amount and $1 million of unamortized financing fees related to the Revolver are recorded in Other current assets and Other assets, respectively, on the Consolidated Balance Sheets. As of December 31, 2020, $1 million and $1 million of unamortized financing fees related to the Revolver are recorded in Other current assets and Other assets, respectively, on the Consolidated Balance Sheets.
Total interest expense related to the debt instruments for the Successor six months ended December 31, 2021 and Predecessor six months ended June 30, 2021 and years ended December 31, 2020 and 2019 was $53 million, $105 million, $204 million and $223 million, respectively, which included amortization of financing fees discussed above.
Principal Payments
Aggregate contractual principal payments as of December 31, 2021 are as follows (in millions):

2022	$38
2023	32
2024	84
2025	325
2026	1,882
Thereafter	497

Total payments	$2,858